Offerings	Jul. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share (1)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	The ordinary shares registered hereby will be represented by the registrant’s American Depositary Shares (“ADSs”), each of which will represent two thousand (2,000) ordinary shares of the registrant. Such ADSs issuable on deposit of the ordinary shares registered hereby have been registered under three separate registration statements on Form F-6 (File Nos.: 333-185197, File No. 333-234213 and File No: 333-262049).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units (2)
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Each unit will represent an interest in two or more other securities, which may or may not be separable from one another.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,482.50
Offering Note	There are being registered hereunder such indeterminate number of ordinary shares; such indeterminate number of warrants to purchase ordinary shares and such indeterminate number of units consisting of any combination of ordinary shares and/or warrants as may be sold by the registrant as shall have an aggregate initial offering price not to exceed $75,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price of the securities will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, (the “Securities Act”), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable as a result of share splits, share dividends or similar transactions. The proposed maximum aggregate offering price reflected in the table has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).